Fair Value of Financial Instruments (Details) $ in Thousands, € in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Jul. 31, 2019	Sep. 30, 2018	Mar. 31, 2018 USD ($)
Fair Value of Financial Instruments [Abstract]
Note payable		$ 319,985		$ 322,740
Foreign Exchange [Member]
Fair Value of Financial Instruments [Abstract]
Notional amount			€ 0.0	0
Fair value, liability		0
Foreign Exchange [Member] | Purchase [Member]
Fair Value of Financial Instruments [Abstract]
Notional amount | €	€ 18.0
Foreign Exchange [Member] | Sale [Member]
Fair Value of Financial Instruments [Abstract]
Notional amount | €	€ 19.6
Interest Rate Swaps [Member]
Fair Value of Financial Instruments [Abstract]
Notional amount		70,000		70,000			$ 70,000
Promissory Note [Member]
Fair Value of Financial Instruments [Abstract]
Note payable		$ 10,000		0
Interest rate	7.50%	7.50%
Unsecured Loan [Member]
Fair Value of Financial Instruments [Abstract]
Note payable		$ 7,485		0
Interest rate	1.00%	1.00%
Note Payable - IVG [Member]
Fair Value of Financial Instruments [Abstract]
Note payable		$ 0		4,240
Interest rate						6.00%
2018 First Lien Term Loan [Member]
Fair Value of Financial Instruments [Abstract]
Note payable		130,000		146,000
Convertible Senior Notes [Member]
Fair Value of Financial Instruments [Abstract]
Note payable		$ 172,500		172,500
Interest rate	2.50%	2.50%			2.50%
Level 2 [Member] | Foreign Exchange [Member]
Fair Value of Financial Instruments [Abstract]
Fair value, asset		$ 400
Fair value, liability		0
Level 2 [Member] | Interest Rate Swaps [Member]
Fair Value of Financial Instruments [Abstract]
Fair value, liability		3,700		2,500
Fair Value [Member] | 2018 First Lien Term Loan [Member]
Fair Value of Financial Instruments [Abstract]
Long-term debt		130,000		146,000
Fair Value [Member] | Convertible Senior Notes [Member]
Fair Value of Financial Instruments [Abstract]
Long-term debt		$ 155,300		$ 140,100